Series F and Series G Preferred Units and Repurchase Obligation - Additional Information (Detail) (USD $)	1 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended														1 Months Ended	12 Months Ended					1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 25, 2012	May 25, 2012	May 18, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 17, 2012 Pegasus IV [Member]	Dec. 31, 2011 Holdings II [Member]	May 18, 2012 PCA Holdings [Member]	Mar. 28, 2012 PCA Holdings [Member]	Mar. 20, 2012 PCA Holdings [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Apr. 02, 2012 Leon Wagner [Member]	Feb. 24, 2012 Leon Wagner [Member]	Apr. 13, 2012 Holdings II [Member]	Dec. 31, 2011 Holdings II [Member]	Jan. 17, 2012 Continental Company [Member]	Dec. 31, 2012 LSGC Holdings [Member]	Jan. 17, 2012 LSGC Holdings [Member]	May 31, 2011 LSGC Holdings [Member]	May 26, 2011 LSGC Holdings [Member]	Jan. 17, 2012 LSGC Holdings [Member] Wells Fargo ABL [Member]	May 31, 2011 LSGC Holdings [Member] Continental Company [Member]	Jan. 17, 2012 LSGC Holdings [Member] Continental Company [Member]	Sep. 30, 2012 Redeemable Series G Preferred Stock [Member]	Sep. 30, 2013 Redeemable Series G Preferred Stock [Member]	Sep. 30, 2012 Redeemable Series G Preferred Stock [Member]	Dec. 31, 2012 Redeemable Series G Preferred Stock [Member]	Dec. 31, 2011 Redeemable Series G Preferred Stock [Member]	May 18, 2012 Redeemable Series G Preferred Stock [Member]	Sep. 30, 2013 Redeemable Series G Preferred Stock [Member] November 17, 2012 [Member]	Dec. 31, 2012 Redeemable Series G Preferred Stock [Member] November 17, 2012 [Member]	Sep. 30, 2013 Redeemable Series G Preferred Stock [Member] February 21, 2014 [Member]	Dec. 31, 2012 Redeemable Series G Preferred Stock [Member] February 21, 2014 [Member]	Dec. 31, 2012 Redeemable Series G Preferred Stock [Member] Wagner [Member]	Dec. 31, 2012 Redeemable Series G Preferred Stock [Member] PCA Holdings [Member]	May 31, 2012 Redeemable Series G Preferred Stock [Member] PCA Holdings [Member]	Dec. 31, 2011 Redeemable Series G Preferred Stock [Member] Leon Wagner [Member]	Dec. 31, 2011 Redeemable Series G Preferred Stock [Member] Accredited Investors [Member]	Dec. 31, 2011 Series F Preferred Units [Member]	Dec. 31, 2011 Series F Preferred Units [Member] PCA Holdings [Member]	Nov. 17, 2011 Series F Preferred Units [Member] Leon Wagner [Member]	Dec. 31, 2012 Conversion Of Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Preferred units purchased										14,958	2,000	2,000	2,000	2,000	1,000	1,000	2,000	2,000	14,958														18,250					1,500	10,000	17,650	6,500	13,250	40,000	10,000	1,500
Shares purchased, per share value		$ 1,000		$ 0.001		$ 0.001	$ 0.001																						$ 1,000		$ 0.001	$ 0.001											$ 1,000
Common stock, shares outstanding				208,144,318		205,558,486	204,815,210																									83											83
Common stock, par value				$ 0.001		$ 0.001	$ 0.001																																				$ 0.001
Gross proceeds	$ 49,000,000	$ 67,100,000																											$ 50,000,000			$ 50,000,000											$ 50,000,000
Date to be redeemed																															Feb. 21, 2014												Feb. 21, 2014
Redemption period, maximum days																															91 days												91 days
Aggregate purchase price of shares																																34,100,000												10,000,000	1,500,000
Number of aggregate Series G Preferred Units issued and outstanding																															52,358	34,108
Issue price per Series G Preferred Unit																							$ 4.00									$ 1,000
Consideration from Preferred Units issued																																52,400,000	18,300,000
Series G Preferred Stock in One Series G Unit			1																													1
Accretion of preferred stock					7,523,459	7,523,459	239,408	73,077,280																				0		7,500,000	7,500,000,000,000	239,000,000,000														6,300,000
Initial annual cumulative dividend				6.00%	6.00%	6.00%																							10.00%		10.00%			15.00%	15.00%	18.00%	18.00%
Dividend preferred stock				21,590,049	202,105,466	202,105,466																						0		1,800,000	1,800,000	238,000
Common stock issued				210,649,318		208,063,486	204,815,210																3,750,000			562,500
Net proceeds after agent commission																								14,400,000
Issued senior preferred membership interests																							15,000,000
Issue proceeds																										15,000,000
Purchase of Series G Preferred Units																				5,000
Purchase price of Series G preferred units																				5,000,000
Additional distribution of shares of common stock																											682,500
Maximum working capital facility in total credit																									75,000,000
Working capital facility exceed certain percentage on earning before interest, taxes, depreciation and amortization																						300.00%
Original principal amount of outstanding preferred equity securities issue																						80,000,000
Common stock returned																					3,750,000
Shares of common stock that had been previously distributed to Continental																						2,505,000
Transaction fees reimbursement									250,000
Related party interest expense					250,000	250,000	43,200	2,884,511
Fair value of the repurchase obligation		$ 12,500,000